Notes Receivable and Accrued Interest	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Receivable and Accrued Interest [Abstract]
Notes Receivable and accrued interest

Note 4 — Notes Receivable and accrued interest

In April 2014, the Company signed a letter of intent with Delta Entertainment Group (‘Delta”) to enter into a reverse merger transaction. In exchange for Delta’s exclusivity until the earlier of the execution of a stock exchange agreement or June 30, 2014, the Company paid Delta $25,000. Delta was to use the $25,000 to become current with its public filings. Since the stock exchange transaction was not executed by June 30, 2014, the $25,000 that the Company provided to Delta reverted to a one year note with an interest rate at 8% per annum. As of December 31, 2014, it was determined by the Company that since Delta lacked the financial resources to get current in its public filings, the collectability of the note was doubtful. Accordingly, the Company has not accrued any interest income on the note and has booked a 100% reserve against the note receivable.

Note 4 — Notes Receivable and accrued interest

In April 2014, the Company signed a letter of intent with Delta Entertainment Group (‘Delta”) to enter into a reverse merger transaction. In exchange for Delta’s exclusivity until the earlier of the execution of a stock exchange agreement or June 30, 2014, the Company paid Delta $25,000. Delta was to use the $25,000 to become current with its public filings. Since the stock exchange transaction was not executed by June 30, 2014, the $25,000 that the Company provided to Delta reverted to a one year note with an interest rate at 8% per annum. As of December 31, 2014, it was determined by the Company that since Delta lacked the financial resources to get current in its public filings, the collectability of the note was doubtful. Accordingly, the Company has not accrued any interest income on the note and has booked a 100% reserve against the note receivable and recorded bad debt expense of $25,000, which was a component of General and administrative expenses in the Statement of Operations.

In December 2014, the Company loaned $20,000 to Love Garden Supply LLC (“Love Garden”). The loan bears interest at 4% per annum, with a default interest rate of 18%. The note matures the earlier of June 30, 2015 or the consummation of the acquisition of Love Garden by the Company. Both the principal and the accrued interest on the note are payable to the Company on the maturity date. Love Garden is the grantor on the note, and the note is collateralized by all of Love Garden’s assets. As of December 31, 2014, the Company has accrued $50 in interest on this note, which was recorded as Other income in the Statement of Operations.